UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 6/30/2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   August 1, 2005


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   94

Form 13F Information Table Value Total:   614976

                                                      Badgley, Phelps and Bell
                                                              FORM 13F
                                                            June 30, 2005

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Co.                         COM              88579Y101    15783   218292 SH       Sole                    32475            185817
AFLAC, Inc.                    COM              001055102     3447    79650 SH       Sole                      750             78900
Abbott Laboratories            COM              002824100     1199    24470 SH       Sole                                      24470
Affiliated Computer Services,  COM              008190100    11043   216110 SH       Sole                    35500            180610
Amdocs Limited                 COM              G02602103     9593   362955 SH       Sole                    80350            282605
American International Group   COM              026874107    13395   230552 SH       Sole                    35933            194619
Amgen Inc.                     COM              031162100    12430   205594 SH       Sole                    28215            177379
Apollo Group A                 COM              037604105     8722   111510 SH       Sole                    22175             89335
Arthur J. Gallagher & Co.      COM              363576109      986    36355 SH       Sole                                      36355
Automatic Data Processing      COM              053015103     1037    24710 SH       Sole                                      24710
BB&T Corp.                     COM              054937107      299     7475 SH       Sole                                       7475
BJ Services Company            COM              055482103    11862   226025 SH       Sole                    43100            182925
BP PLC - Spons ADR             COM              055622104     3069    49198 SH       Sole                      300             48898
Bank of America                COM              060505104      692    15180 SH       Sole                                      15180
Bed Bath & Beyond Inc.         COM              075896100    10125   242350 SH       Sole                    45025            197325
Bemis Co.                      COM              081437105      559    21050 SH       Sole                                      21050
Berkshire Hathaway A           COM              084670108      418        5 SH       Sole                                          5
Berkshire Hathaway B           COM              084670207      212       76 SH       Sole                                         76
CVS Corp.                      COM              126650100     1746    60071 SH       Sole                                      60071
Carnival Corp. Cl A            COM              143658300      518     9505 SH       Sole                                       9505
ChevronTexaco Corp.            COM              166764100     2318    41456 SH       Sole                                      41456
Cintas Corp.                   COM              172908105     1123    29106 SH       Sole                      375             28731
Cisco Systems                  COM              17275R102    16593   869649 SH       Sole                   147942            721707
Citigroup                      COM              172967101    15418   333506 SH       Sole                    55580            277926
Coca-Cola Co.                  COM              191216100      295     7064 SH       Sole                                       7064
Colgate-Palmolive              COM              194162103     1495    29961 SH       Sole                                      29961
Comcast Corporation - CL A     COM              20030N101      333    10853 SH       Sole                                      10853
Constellation Brands, Inc.     COM              21036P108      580    19650 SH       Sole                                      19650
Costco Wholesale Corp.         COM              22160K105    17120   382734 SH       Sole                    51435            331299
Dell, Inc.                     COM              24702R101    18122   459240 SH       Sole                    69975            389265
EMC Corporation                COM              268648102      181    13200 SH       Sole                                      13200
Ecolab, Inc.                   COM              278865100    18547   573161 SH       Sole                    80975            492186
Electronic Arts                COM              285512109     1662    29350 SH       Sole                                      29350
Emerson Electric               COM              291011104     2364    37753 SH       Sole                      225             37528
Enterprise Products Partners L COM              293792107      247     9210 SH       Sole                                       9210
Estee Lauder Co.               COM              518439104    10704   273545 SH       Sole                    55607            217938
Expeditors Int'l of Washington COM              302130109    12635   253660 SH       Sole                    38800            214860
Exxon Mobil Corp.              COM              30231G102     4947    86084 SH       Sole                                      86084
Fannie Mae                     COM              313586109      375     6425 SH       Sole                                       6425
FedEx Corp.                    COM              31428X106    14851   183324 SH       Sole                    35300            148024
Fiserv, Inc.                   COM              337738108    10000   233165 SH       Sole                    47900            185265
Freddie Mac                    COM              313400301      217     3325 SH       Sole                                       3325
General Electric               COM              369604103    21068   608022 SH       Sole                    70890            537132
Google Inc.                    COM              38259P508     7717    26235 SH       Sole                     7180             19055
Harley-Davidson                COM              412822108     3450    69565 SH       Sole                      400             69165
Home Depot                     COM              437076102     2619    67329 SH       Sole                      600             66729
Intel Corp.                    COM              458140100     3313   127338 SH       Sole                                     127338
International Business Machine COM              459200101      490     6601 SH       Sole                                       6601
JPMorgan Chase & Co.           COM              46625H100      238     6731 SH       Sole                                       6731
Johnson & Johnson              COM              478160104     7562   116346 SH       Sole                      725            115621
Johnson Controls               COM              478366107     3744    66460 SH       Sole                      225             66235
Kimberly-Clark                 COM              494368103     1412    22557 SH       Sole                                      22557
L-3 Communications Holdings, I COM              502424104    14070   183725 SH       Sole                    33725            150000
Legg Mason, Inc.               COM              524901105      695     6675 SH       Sole                                       6675
MBNA Corp.                     COM              55262L100    18289   699126 SH       Sole                   102242            596884
Medtronic, Inc.                COM              585055106    17827   344219 SH       Sole                    44945            299274
Michaels Stores, Inc.          COM              594087108    19691   475982 SH       Sole                    74858            401124
Microsoft Corp.                COM              594918104    16262   654665 SH       Sole                    59655            595010
Mohawk Industries, Inc.        COM              608190104     5008    60700 SH       Sole                      425             60275
Omnicom Group                  COM              681919106     7449    93280 SH       Sole                      550             92730
PACCAR, Inc.                   COM              693718108      601     8840 SH       Sole                                       8840
Paychex, Inc.                  COM              704326107     1271    39093 SH       Sole                      601             38492
PepsiCo, Inc.                  COM              713448108    18116   335917 SH       Sole                    47010            288907
Pfizer, Inc.                   COM              717081103     5657   205106 SH       Sole                     2020            203086
Praxair Inc.                   COM              74005P104    15585   334440 SH       Sole                    60025            274415
Procter & Gamble               COM              742718109     1961    37166 SH       Sole                      400             36766
QUALCOMM, Inc.                 COM              747525103     2845    86179 SH       Sole                      300             85879
Quest Diagnostics              COM              74834L100    16453   308860 SH       Sole                    52025            256835
Royal Dutch Petroleum          COM              780257804      639     9850 SH       Sole                                       9850
SAFECO Corp.                   COM              786429100      520     9573 SH       Sole                                       9573
SEI Investments Company        COM              784117103     1765    47250 SH       Sole                                      47250
SLM Corp.                      COM              78442P106     2435    47925 SH       Sole                                      47925
Schlumberger Ltd               COM              806857108     1405    18505 SH       Sole                      225             18280
Southern Co.                   COM              842587107      222     6400 SH       Sole                                       6400
Starbucks Corp.                COM              855244109    20927   405091 SH       Sole                    48575            356516
State Street Corp.             COM              857477103    14908   308978 SH       Sole                    43625            265353
Stryker Corp.                  COM              863667101    13609   286150 SH       Sole                    47075            239075
Symantec Corp.                 COM              871503108    10831   498216 SH       Sole                    80125            418091
Sysco Corp.                    COM              871829107    19233   531456 SH       Sole                    70210            461246
Target Corp.                   COM              87612E106      242     4439 SH       Sole                                       4439
Teleflex Inc.                  COM              879369106      249     4200 SH       Sole                                       4200
Teva Pharmaceutical Industries COM              881624209    11222   360380 SH       Sole                    61700            298680
U.S. Bancorp                   COM              902973304      777    26596 SH       Sole                                      26596
United Parcel Service, Inc.    COM              911312106     2339    33825 SH       Sole                      375             33450
UnitedHealth Group Incorporate COM              91324P102     6647   127475 SH       Sole                    36450             91025
Varian Medical Systems, Inc.   COM              92220P105     8274   221655 SH       Sole                    42490            179165
Wal-Mart Stores                COM              931142103     1251    25963 SH       Sole                                      25963
Walgreen Co.                   COM              931422109    13877   301734 SH       Sole                    52100            249634
Wells Fargo                    COM              949746101     1373    22296 SH       Sole                                      22296
Whole Foods Market, Inc.       COM              966837106      272     2300 SH       Sole                                       2300
Wrigley Wm Jr                  COM              982526105     1026    14900 SH       Sole                      225             14675
Wyeth                          COM              983024100      369     8299 SH       Sole                                       8299
Zebra Technologies Corp. - CL  COM              989207105     1051    24000 SH       Sole                      225             23775
eBay, Inc.                     COM              278642103     8856   268282 SH       Sole                    43760            224522
REPORT SUMMARY                 94 DATA RECORDS              614976            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED